Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 174,454	$ 83,005
Other comprehensive income (loss)	(877)	(2,670)
Ending balance	196,954	174,454
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,537)	696
Other comprehensive income (loss)	(598)	(2,233)
Ending balance	(2,135)	(1,537)
Unrealized Losses on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,674)	(1,237)
Other comprehensive income (loss)	(279)	(437)
Ending balance	(1,953)	(1,674)
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(3,211)	(541)
Ending balance	$ (4,088)	$ (3,211)